Restructuring Charges (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Positions	Dec. 31, 2011	Dec. 31, 2010 Positions
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		$ 403	$ 119	$ 96
Restructuring charges, gross of revision adjustments	400
Restructuring and related cost number of positions to be eliminated		5,400		3,200
Decrease in staff level as a result of restructuring				400
Restructuring charges, revision adjustments		(16)	(27)	(27)
Downsizing and Reorganizing Operations [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, gross of revision adjustments			105
Employee Severance [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		366	96	98
Restructuring charges, gross of revision adjustments		400		98
Facility Closing [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, gross of revision adjustments			41
Smaller Initiatives [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, gross of revision adjustments		19		25
U S Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		26
Restructuring charges, revision adjustments			(13)
International Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		54
Restructuring charges, revision adjustments			(7)
Global Commercial Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		156
Restructuring charges, revision adjustments			5
Global Network And Merchant Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		25
Restructuring charges, revision adjustments			(4)
Corporate and Other [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		142
Restructuring charges, revision adjustments			$ 3